Description of Business, Organization and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Significant Concentrations and Risks
Schedule of Assets and Liabilities Information of Group’s VIE and Net Revenues, Net Loss and Cash Flows

The following assets and liabilities information of the Group’s VIE as of December 31, 2019 and 2020, and net revenues, net loss and cash flows for the years ended December 31, 2018, 2019 and 2020, were included in the accompanying consolidated financial statements of the Company.

	December 31, 2019	December 31, 2020
	RMB	RMB
Cash	435,122	91,118
Prepaid expenses and other current assets	4,180	84,180
Total current assets	439,302	175,298
Long-term investments (i)	89,605,550	75,764,719
Property and equipment, net	11,972	6,167
Other non-current assets	2,590	2,590
Total assets	90,059,414	75,948,774
Accrued expenses and other payables	—	71,562
Payable for business acquisition	19,642,082	4,642,082
Amounts due to related parties (ii)	42,000,000	57,122,000
Total current liabilities	61,642,082	61,835,644
Total liabilities	61,642,082	61,835,644

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(7,125,782)	(14,456,886)	(14,304,202)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash used in operating activities	(172,145)	(1,441,360)	(466,004)
Net cash used in investing activities (iii)	(12,458,500)	(77,492,873)	(15,000,000)
Net cash received from financing activities (iii)	38,000,000	54,000,000	15,122,000

(i)	Long-term investments as of December 31, 2019 and 2020 include investment cost and share of losses of 30.96% equity interest investment in Huanqiuyimeng, which is eliminated on consolidation.
(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)

For the years ended December 31, 2018, 2019 and 2020, RMB 38,000,000, RMB 54,000,000 and RMB 15,122,000 of net cash received from financing activities respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation. For the year ended December 31, 2018, RMB 12,450,000 of net cash used in investing activities was related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit concentration risk, customers or financial institutions | Cash and cash equivalents
Significant Concentrations and Risks
Schedule of Significant Concentrations and Risks

Cash and cash equivalents consist of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31, 2019	December 31, 2020
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	47,224,436	85,103,159
— Denominated in U.S. Dollar (“USD”)	12,292,950	12,807,586
Total cash balances held at mainland PRC financial institutions	59,517,386	97,910,745
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	2,875,819	1,498,135
— Denominated in USD	91,793,594	13,314,551
— Denominated in Great Britain Pound	2	2
Total cash and cash equivalents balances held at HKSAR financial institutions	94,669,415	14,812,688
Total cash and cash equivalents balances held at financial institutions	154,186,801	112,723,433